Basis of Presentation - Summary of Insurance Service Results (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Disclosure in tabular form of insurance service result [line items]
Insurance revenue	$ 440		$ 415	$ 1,307	$ 1,162
Insurance service expenses	(317)		(287)	(919)	(796)
Net expenses from reinsurance contracts	(23)		(32)	(90)	(81)
Insurance service results	$ 100	$ 99	$ 96	$ 298	$ 285